UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-22143

WALTHAUSEN FUNDS
(Exact name of registrant as specified in charter)

     9 Executive Park Drive, Suite B, Clifton Park, NY 12065
(Address of principal executive offices)           (Zip code)

John B. Walthausen
Walthausen Funds
9 Executive Park Drive, Suite B, Clifton Park, NY 12065
(Name and address of agent for service)

Registrant’s telephone number, including area code: (518) 348-7217

Date of fiscal year end: January 31

Date of reporting period: January 31, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e -1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

WALTHAUSEN SMALL CAP VALUE FUND

ANNUAL REPORT January 31, 2011

Walthausen Small Cap Value Fund Annual Report January 31, 2011

Dear Fellow Shareholders,

Fiscal year ended January 31, 2011 was another outstanding year for the Walthausen Small Cap Value Fund, generating an absolute return of 43.66%, which was 1533 basis points above the Russell 2000 Value benchmark index. The portfolio achieved this performance by being positioned to benefit from a recovery in the more cyclical market sectors as the economy strengthened. But this certainly was anything but a smooth ride!

The Fund's fiscal year (February) began on a strong note, despite continuing weak US employment, as the recovery in manufacturing gained momentum and new orders accelerated. The good news persisted through April as the markets rose. However, market participants were unnerved by the May 6th "flash crash", where the Dow Jones Industrial Average declined by 1,000 points in less than 30 minutes, only to regain most of the decline in a similar time frame. Concurrently, European sovereign debt fears returned to the fore and markets weakened through the summer amid concerns of another financial crisis and/or a "double-dip" recession. By September the Federal Reserve had clearly had enough, becoming increasingly vocal about the need for additional stimulus to aid the seemingly moribund economy and announcing their plan for another round of quantitative easing; i.e. purchasing up to $600 billion in government bonds in the open market. This additional dose of liquidity was just what the markets needed and the rest, as they say, was history. The markets accelerated upward to finish the year with all of the Russell family of indexes substantially higher.

As we review recent economic reports they continue to indicate that a moderate and sustainable recovery is underway. Consumer spending is strengthening, business confidence has improved with the private sector adding jobs and overall manufacturing activity is benefiting from rising exports and a surge in new orders. Though job growth has turned positive, it remains at an insufficient rate to dramatically improve the unemployment number. In fact, it is not quite enough to keep up with population growth let alone replace the 8MM+ jobs lost in the recession, but it is moving in the right direction and would seem poised to pick up as the year progresses. And we do not see inflation as a problem in the new year, although food and energy costs are both rising and could be somewhat of a drag on corporate profit growth, with the amount of slack in the economy it is unlikely that a wage/price spiral is on the horizon. Add the most recent stimulus coming from Washington to the tune of $850B from continuing low tax rates and extended unemployment benefits and we believe the economy is set for a surprisingly good year in 2011.

We are not quite as certain how the year will unfold for the equity markets. Despite the Fed's best effort to move long-term rates lower with quantitative easing it seems that there has been little if any effect. If rates were to move appreciably higher that could be problematic for the markets. Additionally, we are beginning to see the rising costs of energy, raw materials, transportation and even labor costs in China somewhat erode profit growth. Nonetheless, we have an optimistic outlook for the year and expect that improving economic activity will move equities higher. Consequently, we have continued to position the portfolio to benefit from economic growth and remain overweight in the Consumer Discretionary, Industrials and Materials sectors.

Thank you for your investment.

Sincerely,

John B. Walthausen

2011 Annual Report 1

WALTHAUSEN SMALL CAP VALUE FUND

                                 The Value Of A $10,000 Investment In Walthausen Small
                              Cap Value Fund From February 1, 2008 To January 31, 2011
                                          As Compared To The Russell 2000 Value Index

PERFORMANCE INFORMATION (Unaudited)

1/31/11 NAV $16.19

AVERAGE ANNUAL RATE OF RETURN (%) FOR THE PERIOD ENDED JANUARY 31, 2011

		Since
	1 Year(A)	Inception(A)
Walthausen Small Cap Value Fund	43.66%	17.42%
Russell 2000® Value Index(B)	28.33%	3.64%

(A)1 Year and Since Inception returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions. The inception date of the Walthausen Small Cap Value Fund was February 1, 2008.

(B)The Russell 2000® Value Index (whose composition is different from that of the Fund) is an unmanaged index of small-capitalization stocks with lower price-to-book ratios and lower forecasted growth values than the total population of small-capitalization stocks.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, PLEASE CALL 1-888-925-8428.

2011 Annual Report 2

WALTHAUSEN SMALL CAP VALUE FUND

WALTHAUSEN SMALL CAP VALUE FUND by Sectors (Unaudited) (as a percentage of Net Assets)

                             * Net Cash represents cash equivalents and other assets less liabilities.

Availability of Quarterly Schedule of Investments (Unaudited)

     The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC's Web site at http://www.sec.gov. The Fund’s Form N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Guidelines (Unaudited)

     Walthausen & Co., LLC, the Fund’s investment advisor (“Advisor”), is responsible for exercising the voting rights associated with the securities held by the Fund. A description of the policies and procedures used by the Advisor in fulfilling this responsibility is available without charge on the Fund’s website at www.walthausenfunds.com. It is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

     Information regarding how the Fund voted proxies, Form N-PX, relating to portfolio securities during the most recent 12-month period ended June 30th, is available without charge, upon request, by calling our toll free number (1-888-925-8428). This information is also available on the SEC’s website at http://www.sec.gov.

2011 Annual Report 3

Disclosure of Expenses (Unaudited)

     Shareholders of this Fund incur ongoing costs, including investment advisor fees and other Fund expenses. The following example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with similar costs of investing in other mutual funds. If shares are redeemed within 90 days of purchase from the Fund, the shares are subject to a 2% redemption fee. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2010 to January 31, 2011.

     The first line of the table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6) and then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period."

     The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid by a shareholder for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	August 1, 2010 to
	August 1, 2010	January 31, 2011	January 31, 2011

Actual	$1,000.00	$1,225.59	$7.74

Hypothetical	$1,000.00	$1,018.25	$7.02
(5% annual return
before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 1.38%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

2011 Annual Report 4

Walthausen Small Cap Value Fund
		Schedule of Investments
		January 31, 2011
Shares/Principal Amount		Fair Value	% of Net Assets
COMMON STOCKS
Air Transportation, Scheduled
55,550	Allegiant Travel Company	$ 2,585,297	1.03%
Air-Condition & Warm Air Heating Equipment & Commercial &
Industrial Refrigeration Equipment
116,325	AAON Inc.	3,132,632	1.24%
Broadwoven Fabric Mills, Man Made Fiber & Silk
215,100	Xerium Technologies Inc. *	4,248,225	1.69%
Canned, Frozen & Preserved Fruit and Vegetables
139,968	Overhill Farms Inc. *	832,810	0.33%
Chemicals & Allied Products
86,900	Arch Chemicals Inc.	3,149,256
283,500	Solutia Inc. *	6,639,570
		9,788,826	3.89%
Computer Communications Equipment
282,576	Electronics for Imaging, Inc. *	4,232,988	1.68%
Computer Storage Devices
229,300	IEC Electronics Corp. *	1,983,445	0.79%
Converted Paper & Paperboard Products (No Containers/Boxes)
77,300	Bemis Co. Inc.	2,516,115	1.00%
Crude Petroleum & Natural Gas
232,500	Brigham Exploration Co. *	6,884,325
49,300	Georesources, Inc. *	1,362,652
164,200	Gulfport Energy Corp. *	3,930,948
237,100	Northern Oil and Gas, Inc. *	6,536,847
35,435	Whiting Petroleum Corp. *	4,474,732
		23,189,504	9.21%
Cutlery, Handtools & General Hardware
231,323	Lifetime Brands, Inc. *	2,805,948	1.11%
Electric Lighting & Wiring Equipment
44,950	Thomas & Betts Corp. *	2,309,981	0.92%
Electronic Components & Accessories
55,220	CTS Corp.	626,195
482,850	Vishay Intertechnology Inc. *	7,967,025
		8,593,220	3.41%
Electronic Housewares & Fans
144,800	Helen of Troy, Ltd. *	4,064,536	1.61%
Fabricated Plate Work (Boiler Shops)
82,000	Global Power Equipment Group Inc. *	1,917,980	0.76%
Fabricated Rubber Products, NEC
548,600	OMNOVA Solutions Inc. *	3,856,658
65,200	West Pharmaceutical Services, Inc.	2,607,348
		6,464,006	2.57%
Fire, Marine & Casualty Insurance
20,479	Baldwin & Lyons Inc. Class B	460,163
53,700	Platinum Underwriters Holdings Ltd. (Bermuda)	2,373,540
60,900	RLI Corp.	3,280,683
		6,114,386	2.43%
Food & Kindred Products
112,300	Flowers Foods Inc.	2,833,329	1.13%
Glass Products, Made of Purchased Glass
208,500	Apogee Enterprises, Inc.	2,666,715	1.06%
Greeting Cards
104,550	CSS Industries Inc.	1,919,538	0.76%
Instruments For Measuring & Testing of Electricity & Electric Signals
229,269	Theragenics Corp. *	373,708	0.15%

* Non-Income Producing Securities. The accompanying notes are an integral part of these financial statements.

2011 Annual Report 5

Walthausen Small Cap Value Fund
		Schedule of Investments
		January 31, 2011
Shares/Principal Amount		Fair Value	% of Net Assets
COMMON STOCKS
Insurance Carriers, NEC
359,100	Hallmark Financial Services Inc. *	$ 3,048,759	1.21%
Life Insurance
19,450	National Western Life Insurance Company Class A	3,364,461
149,200	Primerica, Inc.	3,610,640
		6,975,101	2.77%
Miscellaneous Furniture & Fixtures
196,860	Knoll Inc.	3,295,436	1.31%
Miscellaneous Industrial & Commercial Machinery & Equipment
103,400	Curtiss-Wright Corp.	3,587,980	1.42%
Mortgage Bankers & Loan Correspondents
714,200	Ocwen Financial Corp. *	7,213,420	2.86%
Motor Vehicle Parts & Accessories
171,900	Drew Industries Inc. *	4,060,278	1.61%
National Commercial Banks
117,250	Community Bank System Inc.	2,964,080
43,400	Park National Corp.	2,826,208
148,100	Sterling Bancorp	1,449,899
23,580	Suffolk Bancorp	494,473
		7,734,660	3.07%
Operative Builders
291,130	M/I Homes, Inc. *	4,267,966	1.69%
Paper Mills
173,715	KapStone Paper and Packaging Co. *	2,958,366	1.17%
Plastic Materials, Synth Resin
160,300	Hexcel Corp. *	3,048,906
513,500	Landec Corp. *	3,214,510
253,405	Polyone Corp. *	3,332,276
		9,595,692	3.81%
Printed Circuit Boards
391,290	DDi Corp.	4,407,882	1.75%
Pulp Mills
78,048	Mercer International Inc. (Canada) *	667,310	0.26%
Refrigeration & Service Industries
173,100	Standex International Corp.	5,772,885	2.29%
Retail - Auto & Home Supply Stores
201,485	Pep Boys - Manny, Moe & Jack	2,808,701	1.12%
Retail - Miscellaneous Shopping
124,860	Cabela's Inc. Class A *	3,109,014	1.23%
Retail - Retail Stores, NEC
239,860	Sally Beauty Holdings Inc. *	3,156,558	1.25%
Rolling Drawing & Extruding of Nonferrous Metals
147,685	RTI International Metals Inc. *	4,266,620	1.69%
Semiconductors & Related Devices
322,695	Fairchild Semiconductor International *	5,743,971	2.28%
Services - Consumer Credit Reports
122,600	Altisource Portfolio Solutions S.A. (Luxembourg) *	3,552,948	1.41%
Services - Educational Services
266,190	Ambassadors Group Inc.	2,938,738
178,300	Nobel Learning Communities Inc. *	1,569,040
227,070	Universal Technical Institute Inc. *	4,144,028
		8,651,806	3.44%

* Non-Income Producing Securities. The accompanying notes are an integral part of these financial statements.

2011 Annual Report 6

Walthausen Small Cap Value Fund
		Schedule of Investments
		January 31, 2011
Shares/Principal Amount		Fair Value	% of Net Assets
COMMON STOCKS
Services - Equipment Rental & Leasing, NEC
194,585	CAI International Inc. *	$ 3,704,898
125,900	McGrath Rentcorp	3,177,716
135,500	Rent-A-Center Inc.	4,029,770
110,860	Textainer Group Holdings Limited	3,436,660
		14,349,044	5.70%
Services - Hospitals
86,800	Magellan Health Services Inc. *	4,201,988	1.67%
Services - Mailing, Reproduction, Commercial Art & Photography
462,300	American Reprographics Co. *	3,730,761	1.48%
Services - Membership Organizations
159,100	Interval Leisure Group, Inc. *	2,493,097	0.99%
Short-Term Business Credit Institutions
315,733	Asta Funding Inc.	2,423,251	0.96%
Special Industry Machinery (No Metalworking Machinery)
82,000	John Bean Technologies Corporation	1,480,100	0.59%
State Commercial Banks
202,100	Bryn Mawr Bank Corp.	3,633,758
149,600	Columbia Banking System Inc.	3,006,960
398,720	CVB Financial Corp.	3,301,402
28,650	First Bancorp	430,610
109,910	Hancock Holding Co.	3,605,048
		13,977,778	5.55%
Surety Insurance
22,200	CNA Surety Corp. *	533,466	0.21%
Surgical & Medical Instruments & Apparatus
56,525	Hill-Rom Holdings, Inc.	2,287,567	0.91%
Textile Mill Products
261,560	Lydall Inc. *	2,092,480	0.83%
Truck & Bus Bodies
95,825	Miller Industries Inc.	1,462,290	0.59%
Wholesale - Durable Goods
76,400	LB Foster Co. *	3,036,899
164,715	School Specialty Inc. *	2,149,530
		5,186,429	2.07%
Wholesale - Medical, Dental & Hospital Equipment & Supplies
90,775	Owens & Minor Inc.	2,680,585	1.07%
Total for Common Stock (Cost $204,381,608)		$ 244,347,378	97.03%
CASH EQUIVALENTS
9,090,272	Fidelity Institutional Treasury Money Market Fund -
	Class I 0.01% **	9,090,272	3.61%
	(Cost $9,090,272)
Total Investment Securities		253,437,650	100.64%
	(Cost $213,471,880)
Liabilities In Excess of Other Assets		(1,616,717)	-0.64%
Net Assets		$ 251,820,933	100.00%

* Non-Income Producing Securities. ** Variable rate security; the yield rate shown represents the rate at January 31, 2011. The accompanying notes are an integral part of these financial statements.

2011 Annual Report 7

Walthausen Small Cap Value Fund

Statement of Assets and Liabilities
January 31, 2011

Assets:
Investment Securities at Fair Value	$ 253,437,650
(Cost $213,471,880)
Dividends Receivable	15,953
Interest Receivable	131
Receivable for Shareholder Subscriptions	920,979
Total Assets	254,374,713
Liabilities:
Payable to Advisor for Service Fees (Note 4)	68,181
Payable to Advisor for Management Fees (Note 4)	204,780
Payable for Securities Purchased	2,211,483
Payable for Shareholder Redemptions	69,336
Total Liabilities	2,553,780
Net Assets	$ 251,820,933

Net Assets Consist of:
Paid In Capital (Note 5)	$ 207,752,535
Accumulated Undistributed Realized Gain on Investments - Net	4,102,628
Unrealized Appreciation in Value of Investments
Based on Identified Cost - Net	39,965,770
Net Assets, for 15,556,936 Shares Outstanding	$ 251,820,933
(Unlimited shares authorized)
Net Asset Value and Offering Price Per Share
($251,820,933/15,556,936 shares)	$ 16.19
Redemption Price Per Share ($16.19 * 0.98) (Note 2)	$ 15.87

Statement of Operations
For year ended January 31, 2011

Investment Income:
Dividends	$ 1,693,227
Interest	1,792
Total Investment Income	1,695,019
Expenses:
Management Fees (Note 4)	1,360,059
Service Fees (Note 4)	531,697
Total Expenses	1,891,756

Net Investment Loss	(196,737)

Realized and Unrealized Gain on Investments:
Realized Gain on Investments	4,715,628
Net Change in Unrealized Appreciation on Investments	36,652,928
Net Realized and Unrealized Gain on Investments	41,368,556

Net Increase in Net Assets from Operations	$ 41,171,819

The accompanying notes are an integral part of these financial statements.

2011 Annual Report 8

Walthausen Small Cap Value Fund

Statements of Changes in Net Assets
	2/1/2010	2/1/2009
	to	to
	1/31/2011	1/31/2010
From Operations:
Net Investment Loss	$ (196,737)	$ (26,374)
Net Realized Gain on Investments	4,715,628	96,829
Change in Net Unrealized Appreciation	36,652,928	5,345,852
Increase in Net Assets from Operations	41,171,819	5,416,307
From Distributions to Shareholders:
Net Investment Income	-	-
Net Realized Gain from Security Transactions	-	-
Change in Net Assets from Distributions	-	-
From Capital Share Transactions:
Proceeds From Sale of Shares	219,273,791	18,765,399
Proceeds From Redemption Fees (Note 2)	85,043	370
Shares Issued on Reinvestment of Dividends	-	-
Cost of Shares Redeemed	(40,016,953)	(1,239,563)
Net Increase from Shareholder Activity	179,341,881	17,526,206

Net Increase in Net Assets	220,513,700	22,942,513

Net Assets at Beginning of Period	31,307,233	8,364,720
Net Assets at End of Period (Including Accumulated Undistributed
Net Investment Income of $0 and $0)	$ 251,820,933	$ 31,307,233

Share Transactions:
Issued	15,787,758	1,742,495
Reinvested	-	-
Redeemed	(3,009,917)	(149,927)
Net Increase in Shares	12,777,841	1,592,568
Shares Outstanding Beginning of Period	2,779,095	1,186,527
Shares Outstanding End of Period	15,556,936	2,779,095

Financial Highlights
Selected data for a share outstanding
throughout the period:	2/1/2010	2/1/2009	2/1/2008*
	to	to	to
	1/31/2011	1/31/2010	1/31/2009
Net Asset Value -
Beginning of Period	$ 11.27	$ 7.05	$ 10.00
Net Investment Loss (a)	(0.02)	(0.02)	(0.02)
Net Gain (Loss) on Securities
(Realized and Unrealized)	4.93	4.24	(2.93)
Total from Investment Operations	4.91	4.22	(2.95)

Distributions (From Net Investment Income)	-	-	-
Distributions (From Realized Capital Gains)	-	-	-
Total Distributions	-	-	-
Proceeds from Redemption Fees (Note 2)	0.01	- +	- +

Net Asset Value -
End of Period	$ 16.19	$ 11.27	$ 7.05
Total Return (b)	43.66%	59.86%	(29.50)%
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$ 251,821	$ 31,307	$ 8,365

Ratio of Expenses to Average Net Assets	1.38%	1.45%	1.54%
Ratio of Net Investment Loss to Average Net Assets	-0.14%	-0.20%	-0.27%
Portfolio Turnover Rate	52.72%	69.87%	133.28%

* Commencement of Operations. + Amount calculated is less than $0.005.
(a) Per share amounts were calculated using the average shares method.
(b) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and distributions.

The accompanying notes are an integral part of these financial statements.

2011 Annual Report 9

NOTES TO FINANCIAL STATEMENTS WALTHAUSEN SMALL CAP VALUE FUND January 31, 2011

1.) ORGANIZATION:
Walthausen Small Cap Value Fund (the "Fund") was organized as a diversified series of the Walthausen Funds (the "Trust") on January 14, 2008. The Trust is an open-end investment company under the Investment Company Act of 1940, as amended. The Trust was organized in Ohio as a business trust on October 10, 2007 and may offer an unlimited number of shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies. The Fund commenced operations on February 1, 2008. As of January 31, 2011, there were two series authorized by the Trust. The Fund's investment objective is to seek long-term capital appreciation. The investment advisor to the Fund is Walthausen & Co., LLC (the “Advisor”).

2.) SIGNIFICANT ACCOUNTING POLICIES SECURITY VALUATION:
All investments in securities are recorded at their estimated fair value, as described in Note 3.

FEDERAL INCOME TAXES:
The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Fund recognizes the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax years (2008-2009), or expected to be taken in the Fund’s 2010 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal and State tax authorities; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the Fund did not incur any interest or penalties.

SHARE VALUATION:
The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding, rounded to the nearest cent. The offering and redemption price per share is equal to the net asset value per share, except that shares of the Fund are subject to a redemption fee of 2% if redeemed after holding them for 90 days or less. During the fiscal year ended January 31, 2011, proceeds from redemption fees amounted to $85,043.

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, result of operations, or net asset value per share of the Fund. For the year ended January 31, 2011, the Fund reclassified $196,737 of net investment loss to accumulated undistributed realized gain on investments.

2011 Annual Report 10

Notes to the Financial Statements - continued

USE OF ESTIMATES:
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

OTHER:
The Fund records security transactions based on the trade date. Dividend income is recognized on the ex-dividend date. Interest income is recognized on an accrual basis. The Fund uses the specific identification method in computing gain or loss on the sale of investment securities. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

EXPENSES:
Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or an appropriate basis.

3.) SECURITIES VALUATIONS:
As described in Note 2, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock). Equity securities are carried at fair value. The market quotation used for common stocks, including those listed on the NASDAQ National Market System, is the last sale price on the date on which the valuation is made or, in the absence of sales, at the closing bid price. Over-the-counter securities will be valued on the basis of the bid price at the close of each business day. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security. When the security position is not considered to be part of an active market or when the security is valued at the bid price, the position is generally categorized as level 2. When market quotations are not readily available, when the Advisor determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted

2011 Annual Report 11

Notes to the Financial Statements - continued

by and subject to review of the Board of Trustees (the “Trustees”) and are categorized in level 2 or level 3, when appropriate.

Money markets. Money market securities are valued at a net asset value of $1.00 and are classified in level 1 of the fair value hierarchy.

Fixed income securities. Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Trustees. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation. Generally, fixed income securities are categorized as level 2.

In accordance with the Trust's good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of January 31, 2011:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$244,347,378	$0	$0	$244,347,378
Money Market Funds	9,090,272	0	0	9,090,272
Total	$253,437,650	$0	$0	$253,437,650

Refer to the Fund’s Schedule of Investments for a listing of securities by industry. The Fund did not hold any Level 3 assets during the fiscal year ended January 31, 2011. There were no transfers into or out of level 1 and level 2 during the fiscal year ended January 31, 2011. It is the Fund’s policy to consider transfers into or out of level 1 and level 2 as of the end of the reporting period.

4.) INVESTMENT ADVISORY AGREEMENT AND RELATED PARTY TRANSACTIONS:
The Fund has entered into an investment advisory agreement (“Management Agreement”) with the Advisor. The Advisor manages the investment portfolio of the Fund, subject to policies adopted by the Trust's Board of Trustees, and, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the Fund. For its services, the Advisor received an investment management fee equal to 1.00% of the average daily net assets of the Fund.

Under the terms of the Services Agreement between the Trust and the Advisor (the "Services Agreement"), the Advisor renders administrative and supervisory services to the Fund, provides the services of a chief compliance officer and assumes and pays all ordinary expenses of the Fund, excluding management fees, brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), acquired fund fees and expenses, extraordinary or non-recurring expenses. For its services, the Advisor received a service fee equal to 0.45% of the average daily net assets of the Fund through July, 31, 2010. During the period from August 1, 2010 through January 31, 2011 the Advisor received a service fee equal to 0.45% of the Fund’s average daily net assets up to $100 million and 0.25% of the Fund's average daily net assets in excess of $100 million.

2011 Annual Report 12

Notes to the Financial Statements - continued

For the fiscal year ended January 31, 2011, the Advisor earned management fees totaling $1,360,059, of which $204,780 was due to the Advisor at January 31, 2011. For the same period, the Advisor earned service fees of $531,697, of which $68,181 was due to the Advisor at January 31, 2011.

Certain officers and a shareholder of the Advisor are also officers and/or a Trustee of the Trust. These individuals may receive benefits from the Advisor resulting from management and services fees paid to the Advisor by the Fund.

The Trustees who are not interested persons of the Fund were each paid Trustees’ fees of $600 plus travel and related expenses for the fiscal year ended January 31, 2011. Under the Management Agreement, the Advisor pays these fees.

5.) CAPITAL SHARES:
The Trust is authorized to issue an unlimited number of shares of beneficial interest. Paid in capital at January 31, 2011 was $207,752,535 representing 15,556,936 shares outstanding.

6.) PURCHASES AND SALES OF SECURITIES:
For the fiscal year ended January 31, 2011, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $242,118,733 and $69,116,803, respectively. Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.

7.) SECURITY TRANSACTIONS:
For Federal income tax purposes, the cost of investments owned at January 31, 2011 was $213,636,562. At January 31, 2011, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) was as follows:

Appreciation	(Depreciation)	Net Appreciation (Depreciation)
$44,172,712	($4,371,624)	$39,801,088

8.) CONTROL OWNERSHIP:
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of January 31, 2011, Charles Schwab & Co., Inc., for the benefit of its clients, and NFS, LLC, for the benefit of its clients, held, in aggregate, 42.33% and 38.11%, respectively, of the shares of the Fund, and therefore each may be deemed to control the Fund.

9.) DISTRIBUTIONS TO SHAREHOLDERS:
There were no distributions paid during the fiscal years ended January 31, 2011 and 2010.

As of January 31, 2011, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$ 1,620,272
Undistributed long-term accumulated gains	2,647,038
Unrealized appreciation	39,801,088
$44,068,398

The difference between book basis and tax basis unrealized appreciation is attributable to the tax deferral of wash sales.

2011 Annual Report 13

ADDITIONAL INFORMATION January 31, 2011 (UNAUDITED)

1.) APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited):

On January 24, 2011 the Board of Trustees (the “Trustees”) considered the renewal of the Management Agreement (the "Agreement"). In approving the Management Agreement, the Trustees considered and evaluated materials received from the Advisor (the “Report”) related to the following factors: (i) the investment performance of the Fund and the Advisor; (ii) the nature, extent and quality of the services provided by the Advisor to the Fund; (iii) the cost of the services to be provided and the profits to be realized by the Advisor and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale will be realized as the Fund grows; and (v) whether the fee levels reflect these economies of scale to the benefit of shareholders.

The Trustees met with the Advisor to discuss the terms of the Agreement. The Trustees reviewed the history of the Advisor, including background and investment management experience, as well as the Fund's performance since its' inception, important factors relating to the Fund's performance, the Advisor's investment and research strategy, the Advisor's strength, and expected expenses and revenue from the Fund.

As to the performance of the Fund, the materials from the Advisor included information regarding the Fund's performance compared to a peer group of 27 similar funds. The Trustees noted that the Fund outperformed the peer group average performance. During the 12 month period ended December 31, 2010, Walthausen Small Cap Value Fund was up 41.87%, compared to 26.19% for the peer group and 24.50% for the Russell 2000® Value Index. Since inception, the Walthausen Small Cap Value Fund returned an average of 17.65% compared to 3.73% for the Russell 2000® Value Index.

As to the nature, extent and quality of the services provided by the Advisor, the Trustees analyzed the Advisor's experience and capabilities. The Advisor summarized the information provided to the Trustees. The Trustees discussed the Advisor's financial condition, the portfolio manager's background and investment management experience. The Trustees noted that there were no changes in the personnel managing the Fund or in the business or organization of the Advisor. The representatives of the Advisor reviewed and discussed with the Trustees the Advisor's ADV and the Rule 17j-1 Code of Ethics certifications. The Trustees discussed the quality of the Advisor's compliance efforts. The Advisor's also discussed its financial stability.

As to the cost of the services to be provided and the profits to be realized by the Advisor and its affiliates from the relationship with the Fund, it was noted that the Advisor is paying substantially all operating expenses of the Fund. Additionally, the Advisor provides the Fund with officers, including the CCO, marketing support and office space. During the discussion, the Advisor indicated that effective August 1, 2010, it contractually agreed to reduce its Services Agreement fee from 0.45% to 0.25% of the Fund's average daily net assets in excess of $100 million through September 30, 2013, which provides for economies of scale as the Fund grows. The Advisor then reviewed a summary of its profitability resulting from the services provided to the Fund for the period since the last renewal, and it was noted that the Advisor had incurred profits during 2010. The Trustees also compared the Fund's management fee and total annual operating expenses with those of comparable funds.

Turning to the level of the management fee, the Trustees were presented with a comparative analysis of advisory fees and expense ratios based on publicly available data and drawn from its peer group. Included in the comparison were funds with similar asset ranges. It was also noted that the Advisor is responsible under the services agreement for paying all but a very small fraction of the Fund's expenses. The Trustees also noted that the Fund's current expense ratio of 1.46% was slightly higher than the average expense ratio of 1.34% for the peer group, but within the range of its peers. Additionally, it was noted that the management fee of 1.00% was slightly above the peer group average, but also within the range of its peers. Finally, the Trustees reviewed information regarding fees charged by the Advisor for other client relationships. The Trustees noted that approximately 70% of the firm's client relationships for investment advisory services, excepting the Fund, are in sub-advisory capacity and consequently not comparable to the services provided to the Fund. The balance of the 30% of the firm's client relationships for investment advisory services are charged an advisory fee of between 0.85% and 1.00% of assets under management, which was noted to be in range of the advisory expenses charged to the Fund. Having considered the comparative data as described above, the Trustees concluded that the Fund's management fee and expense ratio were reasonable.

2011 Annual Report 14

Additional Information (Unaudited) - continued

As for potential economies of scale, the Trustees discussed and considered information regarding whether there have been economies of scale with respect to the management of the Fund, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Trustees noted that the Advisor had added a breakpoint to the Service Agreement contract beginning in August 1, 2010, therefore as the Fund grows there will be economies of scale for the shareholders.

Next, the independent Trustees met in executive session to discuss the continuation of the Agreement. The officers of the Trust were excused during this discussion.

Upon reconvening the meeting, the Trustees reported that after further consideration, they were satisfied with the performance of the Fund. They concluded that the nature and extent of services provided by the Advisor was consistent with the Trustees' expectations. The Trustees also concluded that the Advisor has sufficient resources and had provided quality advisory services to the Fund. The Trustees agreed that the fees in the Agreement were reasonable and that profits incurred by the Advisor were reasonable. The Trustees agreed that economics of scale achieved through the breakpoint in the Service Agreement were beneficial to the shareholders. It was the consensus of the Trustees, including the Independent Trustees that renewal of the Agreement would be in the best interests of the Fund.

2011 Annual Report 15

Cohen Fund Audit Services, Ltd. Certified Public Accountants	800 Westpoint Pkwy, Ste 1100 Westlake, Ohio 44145 Phone: (440) 835-8500 Fax: (440) 835-1093 www.cohenfund.com

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of
Walthausen Funds

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Walthausen Small Cap Value Fund (the "Fund"), a series of Walthausen Funds, as of January 31, 2011, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three periods in the period then ended. These financial statements and financial highlights are the responsibility of Fund management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2011, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Walthausen Small Cap Value Fund as of January 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three periods in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.
Westlake, Ohio
March 24, 2011

2011 Annual Report 16

TRUSTEES AND OFFICERS (Unaudited)

The Board of Trustees supervises the business activities of the Trust. The names of the Trustees and executive officers of the Trust are shown below. Each Trustee serves until the Trustee sooner dies, resigns, retires or is removed. Officers hold office for one year and until their respective successors are chosen and qualified.

The Trustees and Officers of the Trust and their principal business activities during the past five years are:

Interested Trustees and Officers

			Principal	Number of	Other
Name, Address(1),	Position	Length of	Occupation(s)	Portfolios	Directorships
and Age	with the	Time Served	During	Overseen	Held By
	Trust		Past 5 Years	By Trustee	Trustee

John B. Walthausen Sr.(2)	President	Since 2007	Managing Director, Walthausen &	2	None
Age: 65	and Trustee		Co., LLC 9/1/07 to Present. Portfolio
Manager, Paradigm Capital
Management 1994 to 2007.

Mark L. Hodge	Secretary	Since 2008	Chief Compliance Officer,	N/A	N/A
Age: 52	and Chief		Walthausen & Co., LLC, 2007 to
	Compliance		Present. V.P. Institutional Equity
	Officer		Sales, C. L. King & Associates, 2001
to 2007.

Stanley M. Westhoff Jr.	Treasurer	Since 2011	Equity Analyst, Walthausen & Co.,	N/A	N/A
Age: 41			LLC, 2007 to Present. Equity
Analyst, Paradigm Capital
Management 2006 to 2007.
Administrative Assistant, Ace
Hardware Corp. 1997 to 2006.

(1) The address of each Trustee and Officer is c/o Walthausen Funds, 9 Executive Park Drive, Suite B, Clifton Park, NY 12065.
(2) John B. Walthausen is considered an "interested person" as defined in Section 2(a)(19) of the Investment Company Act of 1940,
as amended, by virtue of his affiliation with the Advisor.

Independent Trustees

			Principal	Number of	Other
Name, Address(1),	Position	Length of	Occupation(s)	Portfolios	Directorships
and Age	with the	Time Served	During	Overseen By	Held By
	Trust		Past 5 Years	Trustee	Trustee

Edward A. LaVarnway	Independent	Since 2008	Executive Director, Fredric	2	None
Age: 59	Trustee		Remington Art Museum, 8/15/05 to
Present. Sr. VP Research & Trading,
C.L. King & associates, 9/11/00 to
6/30/05.

Hany A. Shawky	Independent	Since 2009	Founding Director, Center for Institu-	2	None
Age:63	Trustee		tional Investment Management,
School of Business, University at
Albany, July 2002-October 2007.
Professor of Finance at the
University at Albany, N.Y. October
2007 to present.

Clara K. Wentland	Independent	Since 2008	Member of Mental Health Services	2	None
Age: 61	Trustee		Council of New York State 3/31/04 to
3/31/08.

(1) The address of each Trustee and Officer is c/o Walthausen Funds, 9 Executive Park Drive, Suite B, Clifton Park, NY 12065.

     The Statement of Additional Information contains additional and more detailed information about the Trustees and is available without charge by calling the transfer agent at 1-877-59-FUNDS.

2011 Annual Report 17

Board of Trustees
Edward A. LaVarnway
Hany A. Shawky
John B. Walthausen
Clara K. Wentland

Investment Advisor and Administrator
Walthausen & Co., LLC

Legal Counsel
Thompson Hine LLP

Custodian
The Huntington National Bank

Dividend Paying Agent,
Shareholders' Servicing Agent,
Transfer Agent
Mutual Shareholder Services, LLC

Sub-Administrator
Premier Fund Solutions, Inc.

Independent Registered Public Accounting Firm
Cohen Fund Audit Services, Ltd.

This report is provided for the general information of the shareholders of the Walthausen
Small Cap Value Fund. This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.

WALTHAUSEN SMALL CAP VALUE FUND 9 Executive Park Drive, Suite B Clifton Park, NY 12065

WALTHAUSEN SELECT VALUE FUND

INVESTOR CLASS     TICKER WSVIX

RETAIL CLASS     TICKER WSVRX
For Investors Seeking Long-Term Capital Appreciation

ANNUAL REPORT January 31, 2011

Walthausen Select Value Fund Annual Report January 31, 2011

Dear Shareholders,

Thank you for your support of the new Walthausen Select Value Fund. With just over a month of performance history, I will dispense with comments about the past.

Looking forward we are committed to investing with an emphasis on two themes. The largest part of the assets are in stock of companies where management has a proven record of generating above average returns on invested capital. We find that the worth of many companies like this are underestimated because there is no specific event which has investors excited. The balance of our investments are likely to be in special situations, including spinoffs, deleveraging balance sheets, turnarounds, etc. We will apply the same rigorous analysis of each investment that has been our hallmark in the Walthausen Small Cap Value Fund.

Again, thanks for the support.

Sincerely,

John Walthausen

2011 Annual Report 1

WALTHAUSEN SELECT VALUE FUND

WALTHAUSEN SELECT VALUE FUND by Sectors (Unaudited) (as a percentage of Net Assets)

* Net Cash represents cash equivalents and other assets less liabilities.

PERFORMANCE INFORMATION (Unaudited)

1/31/11 Investor Class NAV $10.04 1/31/11 Retail Class NAV $10.04 TOTAL RETURNS (%) AS OF JANUARY 31, 2011

Since
Inception(A)
Walthausen Select Value Fund - Investor Class	0.40%
Walthausen Select Value Fund - Retail Class	0.40%
Russell 2500® Value Index(B)	1.59%

(A)Since Inception returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions. The inception date of the Walthausen Select Value Fund was December 27, 2010.

(B)The Russell 2500® Value Index (whose composition is different from that of the Fund) measures the performance of the small to mid-cap value segment of the U.S. equity universe. It includes those Russell 2500 companies with lower price-to-book ratios and lower forecasted growth values. The Index is constructed to provide a comprehensive and unbiased barometer of the small to mid-cap value market. The Index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small to mid-cap opportunity set and that the represented companies continue to reflect value characteristics.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, PLEASE CALL 1-888-925-8428.

2011 Annual Report 2

Disclosure of Expenses (Unaudited)

     Shareholders of this Fund incur two types of costs: (1) transaction costs, including sale charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. The following example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with similar costs of investing in other mutual funds. If shares are redeemed within 90 days of purchase from the Fund, the shares are subject to a 2% redemption fee for both classes. The example is based on an investment of $1,000 invested in the Fund on December 27, 2010 and held through January 31, 2011.

     The first line of the table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6) and then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period." The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid by a shareholder for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

Investor Class

			Expenses Paid
	Beginning	Ending	During the Period
	Account Value	Account Value	December 27, 2010
	December 27, 2010	January 31, 2011	to January 31, 2011

Actual	$1,000.00	$1,004.00	$1.43*

Hypothetical**	$1,000.00	$1,017.90	$7.38
(5% annual return
before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 1.45%, multiplied by the aver-
age account value over the period, multiplied by 36/365 (to reflect the partial period).

** The hypothetical example is calculated assuming that the Fund has been in operation for the full six-month period from August 1, 2010 to January 31, 2011. As a result, expenses shown in this row are equal to the Fund’s annualized expense ratio of 1.45%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Retail Class

			Expenses Paid
	Beginning	Ending	During the Period
	Account Value	Account Value	December 27, 2010
	December 27, 2010	January 31, 2011	to January 31, 2011

Actual	$1,000.00	$1,004.00	$1.68*

Hypothetical**	$1,000.00	$1,016.64	$8.64
(5% annual return
before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 1.70%, multiplied by the aver-
age account value over the period, multiplied by 36/365 (to reflect the partial period).

** The hypothetical example is calculated assuming that the Fund has been in operation for the full six-month period from August 1, 2010 to January 31, 2011. As a result, expenses shown in this row are equal to the Fund’s annualized expense ratio of 1.70%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

2011 Annual Report 3

Walthausen Select Value Fund
		Schedule of Investments
		January 31, 2011
Shares/Principal Amount		Fair Value	% of Net Assets
COMMON STOCKS
Accident & Health Insurance
930	Assurant, Inc.	36,483	2.42%
Aircraft & Parts
340	Triumph Group, Inc.	32,650	2.16%
Apparel & Other Finished Products of Fabrics & Similar Material
1,110	Carter's, Inc. *	30,747	2.04%
Chemicals & Allied Products
1,915	Solutia Inc. *	44,849	2.97%
Converted Paper & Paperboard Products (No Containers/Boxes)
780	Avery Dennison Corp.	32,830
985	Bemis Co. Inc.	32,062
		64,892	4.30%
Crude Petroleum & Natural Gas
1,785	Brigham Exploration Co. *	52,853
1,150	Northern Oil and Gas, Inc. *	31,706
255	Whiting Petroleum Corp. *	32,201
		116,760	7.74%
Electronic Components & Accessories
2,350	Vishay Intertechnology Inc. *	38,775	2.57%
Fire, Marine & Casualty Insurance
795	Endurance Specialty Holdings Ltd.	36,960
530	ProAssurance Corp. *	31,095
700	RLI Corp.	37,709
		105,764	7.00%
Food & Kindred Products
1,700	Flowers Foods Inc.	42,891	2.84%
Heavy Construction Other Than Building Construction - Contractors
1,240	Foster Wheeler AG * (Switzerland)	45,644	3.03%
Metalworking Machinery & Equipment
535	Lincoln Electrics Holdings, Inc.	36,230	2.40%
Mortgage Bankers & Loan Correspondents
3,635	Ocwen Financial Corp. *	36,714	2.43%
Motor Vehicles & Passenger Car Bodies
1,025	Oshkosh Corp. *	38,858	2.58%
Motor Vehicles Parts & Accessories
620	Visteon Corp. *	43,548	2.89%
National Commercial Banks
590	City National Corp.	34,096
2,535	First Financial Bancorp.	42,842
		76,938	5.10%
Operative Builders
1,690	Lennar Corp. - Class A	32,718	2.17%
Papers & Allied Products
4,155	Boise Inc.	37,353	2.48%
Plastic Materials, Synth Resin
1,695	Hexcel Corp. *	32,239	2.14%
Plastics Products, NEC
750	AptarGroup, Inc.	36,045	2.39%
Retail - Auto & Home Supply Stores
2,205	Pep Boys - Manny, Moe & Jack	30,738	2.04%
Retail - Retail Stores, NEC
2,900	Sally Beauty Holdings Inc. *	38,164	2.53%
Retail - Variety Stores
1,095	Big Lots, Inc. *	34,810	2.31%

* Non-Income Producing Securities. The accompanying notes are an integral part of these financial statements.

2011 Annual Report 4

Walthausen Select Value Fund
		Schedule of Investments
		January 31, 2011
Shares/Principal Amount		Fair Value	% of Net Assets
COMMON STOCKS
Savings Institution, Federally Chartered
3,745	Umpqua Holding Corp.	$ 41,083	2.72%
Semiconductors & Related Devices
1,050	International Rectifier Corp. *	33,632	2.23%
Services - Advertising Agencies
4,125	Interpublic Group of Companies *	44,096	2.92%
Services - Equipment Rental & Leasing, NEC
1,040	Rent-A-Center Inc.	30,930	2.05%
Services - Hospitals
1,475	HealthSouth Corp. *	33,365
765	Magellan Health Services, Inc. *	37,034
		70,399	4.67%
Services - Membership Organizations
1,910	Interval Leisure Group, Inc. *	29,930	1.98%
Short-Term Business Credit Institutions
460	Church & Dwight Co.	31,653	2.10%
State Commercial Banks
765	IberiaBank Corp.	43,391	2.88%
Surgical & Medical Instruments & Apparatus
1,115	Hill-Rom Holdings, Inc.	45,124	2.99%
Water Transportation
1,105	Alexander & Baldwin, Inc.	44,333	2.93%
Total for Common Stock (Cost $1,435,061)		$ 1,448,381	96.00%
CASH EQUIVALENTS
61,372	Fidelity Institutional Treasury Money Market Fund - Class I 0.01% **	61,372	4.07%
	(Cost $61,372)
Total Investment Securities		1,509,753	100.07%
	(Cost $1,496,433)
Liabilities In Excess of Other Assets		(1,121)	-0.07%
Net Assets		$ 1,508,632	100.00%

* Non-Income Producing Securities. ** Variable rate security; the yield rate shown represents the rate at January 31, 2011. The accompanying notes are an integral part of these financial statements.

2011 Annual Report 5

Walthausen Select Value Fund

Statement of Assets and Liabilities
January 31, 2011
Assets:
Investment Securities at Fair Value	$ 1,509,753
(Cost - $1,496,433)
Dividend & Interest Receivable	355
Total Assets	1,510,108
Liabilities:
Payable to Advisor for Service Fees (Note 4)	428
Payable to Advisor for Management Fees (Note 4)	952
Payable for Distribution Fees (Note 5)	96
Total Liabilities	1,476
Net Assets	$ 1,508,632
Net Assets Consist of:
Paid In Capital	1,495,859
Accumulated Realized Loss on Investments - Net	(547)
Unrealized Appreciation in Value of Investments
Based on Identified Cost - Net	13,320
Net Assets	$ 1,508,632

Investor Class
Net Assets	$ 962,796
Shares of beneficial interest outstanding
(Unlimited number of shares authorized without par value)	95,881
Net Asset Value and Offering Price Per Share	$ 10.04
Redemption Price Per Share (10.04x0.98) (Note 2)	$ 9.84

Retail Class
Net Assets	$ 545,836
Shares of beneficial interest outstanding
(Unlimited number of shares authorized without par value)	54,379
Net Asset Value and Offering Price Per Share	$ 10.04
Redemption Price Per Share (10.04x0.98) (Note 2)	$ 9.84

Statement of Operations
For the period December 27, 2010* through January 31, 2011
Investment Income:
Dividends	$ 572
Interest	2
Total Investment Income	574
Expenses:
Management Fees (Note 4)	952
Service Fees (Note 4)	428
Distribution 12b-1 Fees - Retail Class (Note 5)	96
Total Expenses	1,476

Net Investment Loss	(902)

Realized and Unrealized Gain/(Loss) on Investments:
Realized Loss on Investments	(547)
Change In Unrealized Appreciation on Investments	13,320
Net Realized and Unrealized Gain on Investments	12,773

Net Increase in Net Assets from Operations	$ 11,871

* Commencement of Operations. The accompanying notes are an integral part of these financial statements.

2011 Annual Report 6

Walthausen Select Value Fund

Statement of Changes in Net Assets
12/27/2010*
to
1/31/2011
From Operations:
Net Investment Loss	$ (902)
Net Realized Loss on Investments	(547)
Change in Net Unrealized Appreciation on Investments	13,320
Increase in Net Assets from Operations	11,871
From Distributions to Shareholders:
Net Investment Income
Investor Class	-
Retail Class	-
Net Realized Gain from Security Transactions
Investor Class	-
Retail Class	-
Change in Net Assets from Distributions	-
From Capital Share Transactions:
Proceeds From Sale of Shares
Investor Class	957,577
Retail Class	539,184
Proceeds From Redemption Fees (Note 2)
Investor Class	-
Retail Class	-
Shares Issued on Reinvestment of Dividends
Investor Class	-
Retail Class	-
Cost of Shares Redeemed
Investor Class	-
Retail Class	-
Net Increase from Shareholder Activity	1,496,761
Net Increase in Net Assets	1,508,632
Net Assets at Beginning of Period	-
Net Assets at End of Period (Including Accumulated	$ 1,508,632
Undistributed Net Investment Income of $0)
Share Transactions:
Issued
Investor Class	95,881
Retail Class	54,379
Reinvested
Investor Class	-
Retail Class	-
Redeemed
Investor Class	-
Retail Class	-
Net Increase in Shares	150,260

* Commencement of Operations. The accompanying notes are an integral part of these financial statements.

2011 Annual Report 7

Walthausen Select Value Fund

Financial Highlights	Investor Class		Retail Class
Selected data for a share outstanding throughout the period:	12/27/2010*		12/27/2010*
	to		to
	1/31/2011		1/31/2011
Net Asset Value -
Beginning of Period	$ 10.00		$ 10.00
Net Investment Income/(Loss) (a)	(0.01)		(0.01)
Net Gain on Securities (Realized and Unrealized)	0.05		0.05
Total from Investment Operations	0.04		0.04
Distributions (From Net Investment Income)	-		-
Distributions (From Capital Gains)	-		-
Total Distributions	-		-
Proceeds from Redemption Fee (Note 2)	-		-
Net Asset Value -
End of Period	$ 10.04		$ 10.04
Total Return (b)	0.40%	***	0.40%	***
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$ 963		$ 546
Ratio of Expenses to Average Net Assets	1.45%	**	1.70%	**
Ratio of Net Investment Income/(Loss) to Average Net Assets	-0.70%	**	-1.29%	**
Portfolio Turnover Rate	3.02%	***	3.02%	***

* Commencement of Operations.
** Annualized.
*** Not Annualized.
(a) Per share amounts were calculated using the average shares method.
(b) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

The accompanying notes are an integral part of these financial statements.

2011 Annual Report 8

NOTES TO FINANCIAL STATEMENTS
WALTHAUSEN SELECT VALUE FUND
January 31, 2011

1.) ORGANIZATION:
Walthausen Select Value Fund (the "Fund") was organized as a diversified series of the Walthausen Funds (the "Trust") on December 1, 2010. The Trust is an open-end investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust was organized in Ohio as a business trust on October 10, 2007 and may offer an unlimited number of shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies. The Fund commenced operations on December 27, 2010. As of January 31, 2011, there were two series authorized by the Trust. The Fund currently offers Investor Class shares and Retail Class shares. The classes differ principally in their respective distribution expenses and arrangements. All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Retail Class shares of the Fund are subject to 12b-1 distribution fees. The Fund's investment objective is to seek long-term capital appreciation. The investment advisor to the Fund is Walthausen & Co., LLC (the “Advisor”).

2.) SIGNIFICANT ACCOUNTING POLICIES
SECURITY VALUATION:
All investments in securities are recorded at their estimated fair value, as described in Note 3.

FEDERAL INCOME TAXES:
The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Fund recognizes the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s 2010 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal and State tax authorities; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period December 27, 2010 through January 31, 2011, the Fund did not incur any interest or penalties.

SHARE VALUATION:
The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding, rounded to the nearest cent. The offering and redemption price per share is equal to the net asset value per share, except that shares of the Fund are subject to a redemption fee of 2% if redeemed after holding them for 90 days or less. During the period December 27, 2010 through January 31, 2011, proceeds from redemption fees amounted to $0 and $0 for Investor Class Shares and Retail Class shares, respectively.

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, result of operations, or net asset value per share of the Fund. For the period December 27, 2010 through January 31, 2011, the Fund reclassified $902 of net investment loss to paid in capital.

2011 Annual Report 9

Notes to the Financial Statements - continued

USE OF ESTIMATES:
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

OTHER:
The Fund records security transactions based on the trade date. Dividend income is recognized on the ex-dividend date. Interest income is recognized on an accrual basis. The Fund uses the specific identification method in computing gain or loss on the sale of investment securities. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

ORGANIZATIONAL AND OFFERING EXPENSES:
All costs incurred by the Trust in connection with the organization, offering, and initial registration of the Fund, principally professional fees, were paid on behalf of the Trust by the Advisor, and will not be borne by the Fund.

EXPENSES:
Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or an appropriate basis.

Class specific expenses are bourne by each specific class. Income, non-class specific expenses, and realized and unrealized gains/losses are allocated to the respective classes based on the basis of relative net assets.

3.) SECURITIES VALUATIONS:
As described in Note 2, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock). Equity securities are carried at fair value. The market quotation used for common stocks, including those listed on the NASDAQ National Market System, is the last sale price on the date on which the valuation is made or, in the absence of sales, at the clos-

2011 Annual Report 10

Notes to the Financial Statements - continued

ing bid price. Over-the-counter securities will be valued on the basis of the bid price at the close of each business day. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security. When the security position is not considered to be part of an active market or when the security is valued at the bid price, the position is generally categorized as level 2. When market quotations are not readily available, when the Advisor determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees (the “Trustees”) and are categorized in level 2 or level 3, when appropriate.

Money markets. Money market securities are valued at a net asset value of $1.00 and are classified in level 1 of the fair value hierarchy.

Fixed income securities. Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Trustees. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation. Generally, fixed income securities are categorized as level 2.

In accordance with the Trust's good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of January 31, 2011:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$1,448,381	$0	$0	$1,448,381
Money Market Funds	61,372	0	0	61,372
Total	$1,509,753	$0	$0	$1,509,753

Refer to the Fund’s Schedule of Investments for a listing of securities by industry. The Fund did not hold any Level 3 assets during the period December 27, 2010 through January 31, 2011. There were no transfers into or out of level 1 and level 2 during the period December 27, 2010 through January 31, 2011. It is the Fund’s policy to consider transfers into or out of level 1 and level 2 as of the end of the reporting period.

4.) INVESTMENT ADVISORY AGREEMENT AND RELATED PARTY TRANSACTIONS:
The Fund has entered into an investment advisory agreement (“Management Agreement”) with the Advisor. The Advisor manages the investment portfolio of the Fund, subject to policies adopted by the Trust's Board of Trustees, and, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the Fund. For its services, the Advisor received an investment management fee equal to 1.00% of the average daily net assets of the Fund. For the period December 27, 2010 through January 31, 2011, the Advisor earned management fees totaling $952, of which $952 was due to the Advisor at January 31, 2011.

Under the terms of the Services Agreement between the Trust and the Advisor (the "Services Agreement"), the Advisor renders administrative and supervisory services to the Fund, provides the services of a chief compliance officer and assumes and pays all ordinary expenses of the Fund, excluding management fees, brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), acquired fund fees and

2011 Annual Report 11

Notes to the Financial Statements - continued

expenses, extraordinary or non-recurring expenses. For its services, the Advisor receives a service fee equal to 0.45% of the average daily net assets of the Fund. For the period December 27, 2010 through January 31, 2011, the Advisor earned service fees of $428, of which $428 was due to the Advisor at January 31, 2011.

Certain officers and a shareholder of the Advisor are also officers and/or a Trustee of the Trust. These individuals may receive benefits from the Advisor resulting from management and services fees paid to the Advisor by the Fund.

The Trustees who are not interested persons of the Fund were each paid Trustees’ fees of $0 plus travel and related expenses for the period December 27, 2010 through January 31, 2011. Under the Management Agreement, the Advisor pays these fees.

5.) DISTRIBUTION AND SHAREHOLDER SERVICING PLAN
The Fund has adopted a Distribution Plan in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Fund compensates the Advisor for services rendered and expenses borne in connection brokerage platform fees. This Distribution Plan provides that the Fund will pay the annual rate of 0.25% of the average daily net assets of the Fund's Retail Class shares. These activities include reimbursement to entities for providing distribution and shareholder servicing with respect to the Fund's shares. The Fund incurred distribution and service (12b-1) fees of $96 for Retail Class shares, during the period December 27, 2010 through January 31, 2011. At January 31, 2011, the Fund owed distribution and service (12b-1) fees of $96 for Retail Class shares.

6.) CAPITAL SHARES:
The Trust is authorized to issue an unlimited number of shares of beneficial interest. Paid in capital at January 31, 2011 was $1,495,859 representing 95,881 Investor Class shares outstanding and 54,379 Retail Class shares outstanding.

7.) PURCHASES AND SALES OF SECURITIES:
For the period December 27, 2010 through January 31, 2011, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $1,463,290 and $27,683, respectively. Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.

8.) SECURITY TRANSACTIONS:
For Federal income tax purposes, the cost of investments owned at January 31, 2011 was $1,496,980. At January 31, 2011, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) was as follows:

Appreciation	(Depreciation)	Net Appreciation (Depreciation)
$38,325	($25,552 )	$12,773

9.) CONTROL OWNERSHIP:
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of January 31, 2011, John Walthausen, held, of record and beneficially, 41.72% of the Investor Class shares of the Fund, and therefore may be deemed to control the Fund. Also, as of January 31, 2011, NFS, LLC, for the benefit of its clients, held, in aggregate, 99.54% of the Retail Class shares of the Fund, and therefore may be deemed to control the Fund.

10.) DISTRIBUTIONS TO SHAREHOLDERS:
There were no distributions paid during the period December 27, 2010 through January 31, 2011.

As of January 31, 2011, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$ 0
Undistributed long-term accumulated gains	0
Unrealized appreciation	12,773
$ 12,773

The difference between book basis and tax basis unrealized appreciation is primarily attributable to the current year Post-October loss deferral of $547.

2011 Annual Report 12

ADDITIONAL INFORMATION January 31, 2011 (UNAUDITED)

1.) APPROVAL OF INVESTMENT ADVISORY AGREEMENT:
On December 1, 2010 the Board of Trustees (the “Board”) considered the approval of the Management Agreement (the "Agreement"). In approving the Management Agreement, the Board considered and evaluated materials received from the Advisor (the “Report”) related to the following factors: (i) the investment performance of the Fund and the Advisor; (ii) the nature, extent and quality of the services provided by the Advisor to the Fund; (iii) the cost of the services to be provided and the profits to be realized by the Advisor and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale will be realized as the Fund grows; and (v) whether the fee levels reflect these economies of scale to the benefit of shareholders.

The Board discussed the background and investment management experience of the Advisor's professional staff. The Advisor noted that the Walthausen Select Value Fund has no performance since it is a new fund. The Board then discussed the historical performance of a comparative composite managed by the Advisor since September 1, 2007. The Board noted that the comparative portfolio was up 16.37% compared to 13.92% for the Russell 2500 Value Index for the year-to-date ended October 31, 2010. The Board also noted that the composite returned 33.44% and -29.83% compared to the Russell 2500 Value Index's returns of 27.68% and -31.99% for the years ended 2009 and 2008, respectively. The Board noted that the returns of the Composite were gross of management fees and would be lower with management fees included. The Board then reviewed the average performance of 31 funds with similar strategies (the "peer group") to that of the Composite, noting that the performance of the Composite exceeded that of the peer group average.

It was noted that the investment advisory services rendered by the Advisor to the Fund, including investment decisions and trades executions, will be provided by Walthausen & Co. As for the nature, extent and quality of the services provided by the Advisor, the Board analyzed the Advisor's experience and capabilities. The representatives of the Advisor reviewed and discussed with the Board the Advisor's ADV and summarized the information provided to the Board regarding the investment personnel of the Advisor. The Board also reviewed the Advisor's financial condition and discussed the firm's ability to meet its obligations under the Agreement. The Board concluded that the nature and extent of the services to be provided by the Advisor's were consistent with their expectations, and that the quality of services previously provided to the Walthausen Small Cap Value Fund, particularly those provided by the portfolio manager, had been exceptional. The Board also concluded that the Advisor has the resources to provide quality advisory services to the Fund.

As to the cost of the services to be provided and the profits to be realized by Walthausen & Co. from the relationship with the Fund, it was noted that under the proposed Services Agreement the Advisor has agreed to pay for all operating expenses (as defined by the Services Agreement) of the Fund specifically assumed by the Fund under the proposed Management Agreement. The Advisor stated that in addition to the advisory services, the Advisor also provides the Fund with officers, including the CCO, certain marketing support and office space. In addition, the Board reviewed the expense ratios of peer group noting that the proposed expense ratio of each of the Fund's classes was lower than the average expense ratio of the peer group.

Turning to the level of advisor fees, the Board reviewed the management fee of the Fund compared to the peer group and noted that the management fee of 1.00% was slightly above the average of the peer group, but within the range of the peer group which varied from 0.65% to 1.50% . The Board noted that the Advisor is paid between 0.85% and 1.00% for separate accounts, and discussed the reason for the slightly lower fees paid by some clients, as explained by the Advisor. Having considered the comparative data as described above, the Board concluded that the management fee and expense ratio were reasonable.

As for potential economies of scale, the Board discussed and considered information regarding whether there would be economies of scale with respect to the management of the Fund, whether the Fund will appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Advisor noted that because the Fund is a new fund, the Advisor expects to make minimal profits in year one of operations of the Fund, but would consider including breakpoints as the Fund grows, thereby benefiting shareholders.

2011 Annual Report 13

Additional Information (Unaudited) - continued

Next, the independent Trustees met in executive session to discuss the approval of the proposed agreements with the Advisor. The officers of the Trust were excused during this discussion.

Upon reconvening, it was the Board's consensus (including a majority of the independent Trustees) that the fee to be paid to Walthausen & Co. pursuant to the Agreement was reasonable, that the overall arrangement provided under the terms of the Agreement was a reasonable business arrangement, and that the approval of the Agreement was in the best interest of the Fund's shareholders.

2.) AVAILABILITY OF QUARTERLY SCHEDULE OF INVESTMENTS
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC's Web site at http://www.sec.gov. The Fund’s Form N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

3.) PROXY VOTING GUIDELINES
Walthausen & Co., LLC, the Fund’s investment advisor (“Advisor”), is responsible for exercising the voting rights associated with the securities held by the Fund. A description of the policies and procedures used by the Advisor in fulfilling this responsibility is available without charge on the Fund’s website at www.walthausenfunds.com. It is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies, Form N-PX, relating to portfolio securities during the most recent 12-month period ended June 30th, is available without charge, upon request, by calling our toll free number (1-888-925-8428). This information is also available on the SEC’s website at http://www.sec.gov.

2011 Annual Report 14

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2011 Annual Report 15

Cohen Fund Audit Services, Ltd. Certified Public Accountants	800 Westpoint Pkwy, Ste 1100 Westlake, Ohio 44145 Phone: (440) 835-8500 Fax: (440) 835-1093 www.cohenfund.com

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of
Walthausen Funds

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Walthausen Select Value Fund (the "Fund"), a series of Walthausen Funds, as of January 31, 2011, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the period of December 27, 2010 (commencement of operations) through January 31, 2011. These financial statements and financial highlights are the responsibility of Fund management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2011, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Walthausen Select Value Fund as of January 31, 2011, the results of its operations, the changes in its net assets, and the financial highlights for the period of December 27, 2010 (commencement of operations) through January 31, 2011, in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.
Westlake, Ohio
March 24, 2011

2011 Annual Report 16

TRUSTEES AND OFFICERS (Unaudited)

The Board of Trustees supervises the business activities of the Trust. The names of the Trustees and executive officers of the Trust are shown below. Each Trustee serves until the Trustee sooner dies, resigns, retires or is removed. Officers hold office for one year and until their respective successors are chosen and qualified.

The Trustees and Officers of the Trust and their principal business activities during the past five years are:

Interested Trustees and Officers

			Principal	Number of	Other
Name, Address(1),	Position	Length of	Occupation(s)	Portfolios	Directorships
and Age	with the	Time Served	During	Overseen	Held By
	Trust		Past 5 Years	By Trustee	Trustee

John B. Walthausen Sr.(2)	President	Since 2007	Managing Director, Walthausen &	2	None
Age: 65	and Trustee		Co., LLC 9/1/07 to Present. Portfolio
Manager, Paradigm Capital
Management 1994 to 2007.

Mark L. Hodge	Secretary	Since 2008	Chief Compliance Officer,	N/A	N/A
Age: 52	and Chief		Walthausen & Co., LLC, 2007 to
	Compliance		Present. V.P. Institutional Equity
	Officer		Sales, C. L. King & Associates, 2001
to 2007.

Stanley M. Westhoff Jr.	Treasurer	Since 2011	Equity Analyst, Walthausen & Co.,	N/A	N/A
Age: 41			LLC, 2007 to Present. Equity
Analyst, Paradigm Capital
Management 2006 to 2007.
Administrative Assistant, Ace
Hardware Corp. 1997 to 2006.

(1) The address of each Trustee and Officer is c/o Walthausen Funds, 9 Executive Park Drive, Suite B, Clifton Park, NY 12065.
(2) John B. Walthausen is considered an "interested person" as defined in Section 2(a)(19) of the Investment Company Act of 1940,
     as amended, by virtue of his affiliation with the Advisor.

Independent Trustees

			Principal	Number of	Other
Name, Address(1),	Position	Length of	Occupation(s)	Portfolios	Directorships
and Age	with the	Time Served	During	Overseen By	Held By
	Trust		Past 5 Years	Trustee	Trustee

Edward A. LaVarnway	Independent	Since 2008	Executive Director, Fredric	2	None
Age: 59	Trustee		Remington Art Museum, 8/15/05 to
Present. Sr. VP Research & Trading,
C.L. King & associates, 9/11/00 to
6/30/05.

Hany A. Shawky	Independent	Since 2009	Founding Director, Center for Institu-	2	None
Age:63	Trustee		tional Investment Management,
School of Business, University at
Albany, July 2002-October 2007.
Professor of Finance at the
University at Albany, N.Y. October
2007 to present.

Clara K. Wentland	Independent	Since 2008	Member of Mental Health Services	2	None
Age: 61	Trustee		Council of New York State 3/31/04 to
3/31/08.

(1) The address of each Trustee and Officer is c/o Walthausen Funds, 9 Executive Park Drive, Suite B, Clifton Park, NY 12065.

     The Statement of Additional Information contains additional and more detailed information about the Trustees and is available without charge by calling the transfer agent at 1-877-59-FUNDS.

2011 Annual Report 17

Board of Trustees
Edward A. LaVarnway
Hany A. Shawky
John B. Walthausen
Clara K. Wentland

Investment Advisor and Administrator
Walthausen & Co., LLC

Legal Counsel
Thompson Hine LLP

Custodian
The Huntington National Bank

Dividend Paying Agent,
Shareholders' Servicing Agent,
Transfer Agent
Mutual Shareholder Services, LLC

Sub-Administrator
Premier Fund Solutions, Inc.

Independent Registered Public Accounting Firm
Cohen Fund Audit Services, Ltd.

This report is provided for the general information of the shareholders of the Walthausen
Select Value Fund. This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.

WALTHAUSEN SELECT VALUE FUND 9 Executive Park Drive, Suite B Clifton Park, NY 12065

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and the principal financial officer. The registrant has not made any amendments to its code of ethics during the covered period. The registrant has not granted any waivers from any provisions of the code of ethics during the covered period. A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee. The registrant believes that the experience provided by each member of the audit committee together offers the registrant adequate oversight for the registrant’s level of financial complexity.

Item 4. Principal Accountant Fees and Services.

(a-d) The following table details the aggregate fees billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant to the registrant. The principal accountant has provided no services to the adviser or any entity controlled by, or under common control with the adviser that provides ongoing services to the registrant.

	FYE 1/31/11	FYE 1/31/10
Audit Fees	$18,250	$12,500
Audit-Related Fees	$1,450	$600
Tax Fees	$5,000	$2,000
All Other Fees	$850	$800

Nature of Audit-Related Fees: Consent Fee.
Nature of Tax Fees: preparation of Excise Tax Statement and 1120 RIC.
Nature of All Other Fees: Review of Semi-Annual Report.

(e) (1) The audit committee approves all audit and non-audit related services and, therefore, has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(e) (2) None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) The following table indicates the aggregate non-audit fees billed by the registrant’s principal accountant for services to the registrant , the registrant’s investment adviser (not sub-adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant, for the last two years.

Non-Audit Fees	FYE 1/31/11	FYE 1/31/10
Registrant	$5,850	$2,800
Registrant’s Investment Adviser	$0	$0

(h) The principal accountant provided no services to the investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Item 5. Audit Committee of Listed Companies. Not applicable.

Item 6. Schedule of Investments. Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a) The registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics. Filed herewith.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b) Certification pursuant to Section 906 Certification of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WALTHAUSEN FUNDS

By: /s/ John B. Walthausen John B. Walthausen President Date: 4/5/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John B. Walthausen John B. Walthausen President Date: 4/5/2011

By: /s/ Stanley M. Westhoff Jr. Stanley M. Westhoff Jr. Chief Financial Officer Date: 4/5/2011